Pay vs Performance Disclosure - USD ($)	1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	2025	2024	2023	2022	2021
Summary Compensation Table Total for CEO1 (a)	3,949,428	1,983,800	1,894,587	—	—
Compensation Actually Paid to CEO1 (b) (1)(2)	3,734,505	981,427	3,512,579	—	—
Summary Compensation Table Total for CEO2 (a)	—	—	1,505,027	—	—
Compensation Actually Paid to CEO2 (b) (1)(2)	—	—	2,233,003	—	—
Summary Compensation Table Total for CEO3 (a)	—	—	1,993,663	2,731,884	4,229,714
Compensation Actually Paid to CEO3 (b) (1)(2)	—	—	2,869,782	3,176,782	5,910,435
Average Summary Compensation Table Total for Other NEOs (c)	583,610	651,430	1,096,559	867,997	819,180
Average Compensation Actually Paid to Other NEOs (d)(1)(2)	697,087	614,304	1,314,495	970,114	935,837
Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (e) (3)	16.69	39.12	110.26	107.10	126.82
Value of Initial Fixed $100 Investment Based On: Peer Group Total Shareholder Return (f) (3)	175.73	177.98	158.75	126.63	131.78
Net Income (Loss) (g) (4)	(20,477,000)	(35,734,000)	49,411,000	(21,971,000)	23,732,000
Adjusted Operating Income (h) (5)	4,820,000	6,482,000	51,116,000	36,600,000	53,162,000

Company Selected Measure Name				Adjusted Operating Income
Named Executive Officers, Footnote				James R. Ray served as our President and Chief Executive Officer (CEO1) since December 2023. Robert C. Griffin served as our interim President and Chief Executive Officer (CEO2) from May-December 2023. Harold Bevis served as our President and Chief Executive Officer (CEO3) from January-May 2023, and for the full years in 2022 and 2021. Our non-CEO named executive officers (NEOs) included (a) for 2025, 2024, and 2023, Andy Cheung, Aneezal H. Mohamed, and Kristin S. Mathers; (b) Richard Tajer from January 2023-October 2024; (c) for 2022, Christopher H. Bohnert, Aneezal H. Mohamed, Richard Tajer, and Kristin S. Mathers (d) for 2021, Christopher H. Bohnert, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers, and Douglas F. Bowen.
Peer Group Issuers, Footnote				For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K included in rows (e) and (f), respectively. For purposes of this pay versus performance disclosure, our peer group is the "New Peer Group" as defined and used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, see "Compensation Structure" for peer groups detail.(
Adjustment To PEO Compensation, Footnote

	2025	2024	2023			2022	2021
CEO	CEO 1	CEO 1	CEO 1	CEO 2	CEO 3	CEO 3	CEO 3
Summary compensation table (SCT) total for CEO (reference (a) in PvP table)	$3,949,428	$1,983,800	$1,894,587	$1,505,027	$1,993,663	$2,731,884	$4,229,714
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	(64,402)	—	1,617,992	—	—	—	344,098
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(75,261)	(655,631)	—	—	—	141,881	1,007,005
+vesting date fair value of equity awards granted and vested in the covered year	—	—	—	727,976	800,890	340,558	172,049
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(75,260)	(346,742)	—	—	75,229	(37,541)	157,569
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—	—
+excess fair value for equity award modifications	—	—	—	—	—	—	—
Compensation Actually Paid to CEO (reference (b) in PvP table)	$3,734,505	$981,427	$3,512,579	$2,233,003	$2,869,782	$3,176,782	$5,910,435

Non-PEO NEO Average Total Compensation Amount				$ 583,610	$ 651,430	$ 1,096,559	$ 867,997	$ 819,180
Non-PEO NEO Average Compensation Actually Paid Amount				$ 697,087	614,304	1,314,495	970,114	935,837
Adjustment to Non-PEO NEO Compensation Footnote

Average SCT total for other NEOs	2025	2024	2023	2022	2021
Summary compensation table (SCT) total for other NEOs (reference (c) in PvP table)	$583,610	$651,430	$1,096,559	$867,997	$819,180
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	96,181	34,932	115,523	102,762	99,665
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(7,324)	(40,152)	2,084	(6,249)	(7,591)
+vesting date fair value of equity awards granted and vested in the covered year	41,163	49,445	98,565	38,679	76,405
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(16,543)	(66,011)	1,764	(22,795)	(22,988)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	(15,340)	—	(10,280)	(28,834)
+excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to other NEOs (reference (d) in PvP table)	$697,087	$614,304	$1,314,495	$970,114	$935,837

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Operating Income Margin
Revenue
Operating Working Capital % of Sales
Total Stockholder Return (TSR)
Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)

Total Shareholder Return Amount				$ 16.69	39.12	110.26	107.10	126.82
Peer Group Total Shareholder Return Amount				175.73	177.98	158.75	126.63	131.78
Net Income (Loss)				$ (20,477,000)	$ (35,734,000)	$ 49,411,000	$ (21,971,000)	$ 23,732,000
Company Selected Measure Amount				4,820,000	6,482,000	51,116,000	36,600,000	53,162,000
PEO Name	James R. Ray	Harold Bevis	Robert C. Griffin	James R. Ray	James R. Ray		Harold Bevis	Harold Bevis
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the "PvP Rules"), we are presenting the following information about the relationship between executive compensation actually paid and the Company's financial performance.

We disclose below pay versus performance information, including the relationship between executive compensation actually paid, as calculated by SEC rules, and the Company performance.
For each year, the values included in these columns for the compensation actually paid to our CEO1, CEO2, and CEO3 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in rows (b) and (d), respectively.(Net Income (Loss) is rounded to the nearest thousand and included in row (g). Net Loss for the year ended December 31, 2025 included retrospective changes for discontinued operations reported in our 2025 Form 10-K filed on March 10, 2026.(
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2025, 2024, 2023, 2022, and 2021, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the CEO1,CEO2, and CEO3 and the average compensation actually paid to our non-CEO NEOs and (ii) each of the performance measures set forth in column (h), (j) and (k) of the Pay Versus Performance Table.
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2025 to Company performance which is described in more detail in the CD&A under "Annual Incentive Compensation" and "Long-Term Incentive".

Measure:: 1
Pay vs Performance Disclosure
Name				Operating Income Margin
Non-GAAP Measure Description				Adjusted Operating Income is calculated as described in Appendix B and included in row (h). Adjusted Operating Income for the year ended December 31, 2025 included retrospective changes for discontinued operations reported in our Q4 2025 earnings release filed on Form 8-K on March 10, 2026.
Measure:: 2
Pay vs Performance Disclosure
Name				Revenue
Measure:: 3
Pay vs Performance Disclosure
Name				Operating Working Capital % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name				Total Stockholder Return (TSR)
Measure:: 5
Pay vs Performance Disclosure
Name				Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)
James R. Ray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,949,428	$ 1,983,800	$ 1,894,587
PEO Actually Paid Compensation Amount				3,734,505	981,427	3,512,579
Robert R. Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,505,027
PEO Actually Paid Compensation Amount						2,233,003
Harold Bevis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,993,663	$ 2,731,884	$ 4,229,714
PEO Actually Paid Compensation Amount						2,869,782	3,176,782	5,910,435
PEO | James R. Ray [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(64,402)	0	1,617,992
PEO | James R. Ray [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(75,261)	(655,631)	0
PEO | James R. Ray [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | James R. Ray [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(75,260)	(346,742)	0
PEO | James R. Ray [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | James R. Ray [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Robert R. Griffin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						727,976
PEO | Robert R. Griffin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Harold Bevis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	344,098
PEO | Harold Bevis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	141,881	1,007,005
PEO | Harold Bevis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						800,890	340,558	172,049
PEO | Harold Bevis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						75,229	(37,541)	157,569
PEO | Harold Bevis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | Harold Bevis [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				96,181	34,932	115,523	102,762	99,665
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,324)	(40,152)	2,084	(6,249)	(7,591)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				41,163	49,445	98,565	38,679	76,405
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,543)	(66,011)	1,764	(22,795)	(22,988)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(15,340)	0	(10,280)	(28,834)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0	$ 0